Organization and Principal Activities - Schedule of Net Loss Per Share Before and After the Retrospective Adjustments (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Before adjustment [Member]
Net loss from continuing operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic	$ (0.03)
Diluted	(0.03)
Net loss from discontinued operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic
Diluted
Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.03)
Diluted	(0.03)
After adjustment [Member]
Net loss from continuing operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.07)
Diluted	(0.07)
Net loss from discontinued operation attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.01)
Diluted	(0.01)
Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic	(0.08)
Diluted	$ (0.08)